Portfolio of Investments – as of September 30, 2024 (Unaudited)
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 97.0% of Net Assets
	Automobile Components — 2.0%
247,000	BorgWarner, Inc.	$8,963,630
195,500	Magna International, Inc.	8,023,320
		16,986,950
	Automobiles — 2.7%
512,660	General Motors Co.	22,987,674
	Banks — 10.0%
421,536	Bank of America Corp.	16,726,548
392,018	Citigroup, Inc.	24,540,327
8,580	First Citizens BancShares, Inc., Class A	15,795,351
153,200	Truist Financial Corp.	6,552,364
381,704	Wells Fargo & Co.	21,562,459
		85,177,049
	Broadline Retail — 0.6%
75,365	eBay, Inc.	4,907,015
	Building Products — 3.2%
170,700	Fortune Brands Innovations, Inc.	15,282,771
144,100	Masco Corp.	12,095,754
		27,378,525
	Capital Markets — 13.3%
269,482	Bank of New York Mellon Corp.	19,364,976
10,260	BlackRock, Inc.	9,741,973
356,390	Charles Schwab Corp.	23,097,636
8,798	Goldman Sachs Group, Inc.	4,355,978
142,666	Intercontinental Exchange, Inc.	22,917,866
219,764	Nasdaq, Inc.	16,044,970
193,966	State Street Corp.	17,160,172
		112,683,571
	Chemicals — 3.4%
65,766	Celanese Corp.	8,941,545
334,400	Corteva, Inc.	19,659,376
		28,600,921
	Consumer Finance — 4.5%
494,008	Ally Financial, Inc.	17,581,745
136,806	Capital One Financial Corp.	20,483,962
		38,065,707
	Consumer Staples Distribution & Retail — 2.4%
358,200	Kroger Co.	20,524,860
	Distributors — 1.0%
59,500	Genuine Parts Co.	8,310,960
	Electronic Equipment, Instruments & Components — 0.7%
37,665	TE Connectivity PLC	5,687,038
	Entertainment — 1.5%
33,500	Walt Disney Co.	3,222,365
1,151,900	Warner Bros. Discovery, Inc.(a)	9,503,175
		12,725,540
	Financial Services — 5.8%
275,400	Corebridge Financial, Inc.	8,030,664
146,669	Fiserv, Inc.(a)	26,349,086
142,500	Global Payments, Inc.	14,594,850
		48,974,600
	Health Care Equipment & Supplies — 1.1%
241,300	Baxter International, Inc.	9,162,161
	Health Care Providers & Services — 3.7%
298,800	Centene Corp.(a)	22,493,664
139,300	CVS Health Corp.	8,759,184
		31,252,848
Shares	Description	Value (†)
	Insurance — 5.8%
310,235	American International Group, Inc.	$22,718,509
41,537	Reinsurance Group of America, Inc.	9,049,666
59,763	Willis Towers Watson PLC	17,601,997
		49,370,172
	Interactive Media & Services — 3.1%
160,420	Alphabet, Inc., Class A	26,605,657
	Life Sciences Tools & Services — 2.7%
96,100	IQVIA Holdings, Inc.(a)	22,772,817
	Machinery — 2.9%
59,800	Deere & Co.	24,956,334
	Media — 5.1%
59,045	Charter Communications, Inc., Class A(a)	19,135,304
437,242	Comcast Corp., Class A	18,263,598
74,200	Liberty Broadband Corp., Class C(a)	5,734,918
		43,133,820
	Oil, Gas & Consumable Fuels — 9.4%
842,927	APA Corp.	20,617,995
187,730	ConocoPhillips	19,764,214
162,460	EOG Resources, Inc.	19,971,208
148,000	Phillips 66	19,454,600
		79,808,017
	Passenger Airlines — 1.9%
313,900	Delta Air Lines, Inc.	15,942,981
	Personal Care Products — 2.1%
768,500	Kenvue, Inc.	17,775,405
	Pharmaceuticals — 1.0%
73,200	Merck & Co., Inc.	8,312,592
	Professional Services — 1.5%
44,000	Equifax, Inc.	12,929,840
	Real Estate Management & Development — 2.7%
182,618	CBRE Group, Inc., Class A(a)	22,732,289
	Software — 2.2%
69,600	Salesforce, Inc.	19,050,216
	Tobacco — 0.7%
108,114	Altria Group, Inc.	5,518,139
	Total Common Stocks (Identified Cost $680,703,353)	822,333,698

Principal Amount
Short-Term Investments — 3.0%
$25,480,061	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $25,482,184 on 10/01/2024 collateralized by $26,019,200 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $25,989,788 including accrued interest(b) (Identified Cost $25,480,061)	25,480,061
	Total Investments — 100.0% (Identified Cost $706,183,414)	847,813,759
	Other assets less liabilities — 0.0%	388,006
	Net Assets — 100.0%	$848,201,765

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$822,333,698	$ —	$ —	$822,333,698
Short-Term Investments	—	25,480,061	—	25,480,061
Total Investments	$822,333,698	$25,480,061	$—	$847,813,759

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2024 (Unaudited)
Capital Markets	13.3%
Banks	10.0
Oil, Gas & Consumable Fuels	9.4
Insurance	5.8
Financial Services	5.8
Media	5.1
Consumer Finance	4.5
Health Care Providers & Services	3.7
Chemicals	3.4
Building Products	3.2
Interactive Media & Services	3.1
Machinery	2.9
Automobiles	2.7
Life Sciences Tools & Services	2.7
Real Estate Management & Development	2.7
Consumer Staples Distribution & Retail	2.4
Software	2.2
Personal Care Products	2.1
Automobile Components	2.0
Other Investments, less than 2% each	10.0
Short-Term Investments	3.0
Total Investments	100.0
Other assets less liabilities	0.0
Net Assets	100.0%